Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Total investments	$ 604,934,206	$ 570,800,076
Notes receivable from participants	1,617,395	1,465,832
Total assets	606,551,601	572,265,908
Liabilities
Accrued fees and other liabilities	28,137	22,134
Total liabilities	28,137	22,134
Net assets available for plan benefits	606,523,464	572,243,774
Mutual funds
Assets
Total investments	533,614,450	500,842,496
Money market fund
Assets
Total investments	33,201,277	36,975,032
Self-directed brokerage accounts
Assets
Total investments	22,423,772	18,943,213
STMicroelectronics N.V. stock fund
Assets
Total investments	7,572,676	7,998,463
Common collective trust
Assets
Total investments	$ 8,122,031	$ 6,040,872